Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Guarantor Obligations [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 844
Total unfunded commitments	253
Commitments to fund limited partnership and other alternative investments	223
Commitments to fund mortgage loans	27
Collateral posted by insurance operating entities	945
Notional Amount	4,500		5,100
Minimum percentage of premiums written per year	1.00%
Maximum percentage of premiums written per year	2.00%
Liabilities for guaranty fund and other insurance-related assessments	21		42
Premium tax offsets	27		27
Expected assessment related to executive insurance plan		0
GMWB Derivative [Member]
Guarantor Obligations [Line Items]
Collateral payment, preventing termination	44
Double Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	$ 5